Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Balance of Cash and Cash Equivalents

As of December 31, 2024 and 2023, the balance of cash and cash equivalents was comprised of cash at hand and short-term bank deposits of up to 3 months, as follows:

	December 31
	2024	2023
	U.S. dollars in thousands
Cash at hand	2,773	3,064
Short-term bank deposits up to 3 months	12,308	7,808
Cash and cash equivalents	15,081	10,872